SCHEDULE OF MOVEMENT OF THE ALLOWANCE EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 393,469	$ 254,612	$ 113,202
Current year addition	(215,394)	139,988	139,838
Foreign exchange difference	13,999	(1,131)	1,572
Balance at end of the year	192,074	393,469	254,612
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	3,112,908	2,561,803	1,596,858
Current year addition	426,149	562,485	942,762
Foreign exchange difference	170,960	(11,380)	22,183
Balance at end of the year	$ 3,710,017	$ 3,112,908	$ 2,561,803